RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	9 Months Ended
Sep. 30, 2021
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

3.RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Right-of-use assets	Cost	Accumulated amortization	Net Book Value
Balance at January 1, 2021	$975	$(108)	$867
Additions	614	(219)	395
Balance at September 30, 2021	$1,589	$(327)	$1,262

Lease liabilities	Net Book Value
Balance at January 1, 2021	$917
Additions	614
Repayments	(178)
Interest expense	53
Balance at September 30, 2021	$1,406